Related Party Transactions (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance Sheets
Current assets	¥ 627,358	¥ 617,714
Noncurrent assets	464,633	525,818
Total assets	1,091,991	1,143,532
Current liabilities	520,485	544,454
Long-term liabilities and noncontrolling interests	98,821	100,586
Stockholders' equity	472,685	498,492
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	0	0
Consolidation and reconciling adjustments:
Other	0	0
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	221,993	229,051
Statements of Income
Net revenues	1,750,023	1,957,300	2,680,261
Operating income (loss)	46,610	(47,874)	(75,894)
Net income (loss) attributable to controlling interests	28,693	(52,022)	(42,853)
Consolidation and reconciling adjustments:
Equity in net income (loss) of affiliated companies	14,062	(30,235)	(25,109)
Minimum [Member] | Others [Member]
Balance Sheets
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Statements of Income
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum [Member] | Others [Member]
Balance Sheets
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Statements of Income
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Sony Ericsson [Member]
Balance Sheets
Current assets	254,858	322,537
Noncurrent assets	92,925	98,375
Total assets	347,783	420,912
Current liabilities	282,857	341,087
Long-term liabilities and noncontrolling interests	8,089	23,837
Stockholders' equity	56,837	55,988
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	27,994
Consolidation and reconciling adjustments:
Other	(79)	(1,088)
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	26,906
Statements of Income
Net revenues	673,464	837,149	1,459,259
Operating income (loss)	16,453	(81,385)	(92,762)
Other income (expense), net	(1,572)	(4,676)	12,599
Income (loss) before income taxes	14,881	(86,061)	(80,163)
Income tax (expense) benefit	(6,065)	20,470	23,888
Net income (loss) attributable to noncontrolling interests	(520)	(3,318)	(3,434)
Net income (loss) attributable to controlling interests	8,296	(68,909)	(59,709)
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	(34,455)	(29,855)
Consolidation and reconciling adjustments:
Other	7	(59)	(400)
Equity in net income (loss) of affiliated companies	4,155	(34,514)	(30,255)
S-LCD [Member]
Balance Sheets
Current assets	188,903	161,571
Noncurrent assets	233,988	300,206
Total assets	422,891	461,777
Current liabilities	71,572	102,538
Long-term liabilities and noncontrolling interests	29,696	22,443
Stockholders' equity	321,623	336,796
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	160,812	168,398
Consolidation and reconciling adjustments:
Other	0	61
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	160,812	168,459
Statements of Income
Net revenues	807,955	796,575	670,311
Operating income (loss)	12,527	3,825	1,393
Other income (expense), net	(4,119)	(4,055)	11,191
Income (loss) before income taxes	8,408	(230)	12,584
Income tax (expense) benefit	3,094	53	(626)
Net income (loss) attributable to controlling interests	11,502	(177)	11,958
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	5,751	(89)	5,979
Consolidation and reconciling adjustments:
Other	1,463	476	916
Equity in net income (loss) of affiliated companies	7,214	387	6,895
Others [Member]
Balance Sheets
Current assets	183,597	133,606
Noncurrent assets	137,720	127,237
Total assets	321,317	260,843
Current liabilities	166,056	100,829
Long-term liabilities and noncontrolling interests	61,036	54,306
Stockholders' equity	94,225	105,708
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	0	0
Consolidation and reconciling adjustments:
Other	0	0
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	32,841	33,686
Statements of Income
Net revenues	268,604	323,576	550,691
Operating income (loss)	17,630	29,686	15,475
Net income (loss) attributable to controlling interests	8,895	17,064	4,898
Consolidation and reconciling adjustments:
Equity in net income (loss) of affiliated companies	¥ 2,693	¥ 3,892	¥ (1,749)